1

Wilmington Municipal Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2024 (unaudited)

Description	Number of Shares	Value

EXCHANGE-TRADED FUNDS – 5.3%

VanEck High Yield Muni ETF	29,000	$1,524,820

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	597,700	15,516,292

TOTAL EXCHANGE-TRADED FUNDS (Cost $16,777,157)		$17,041,112

	Par Value

MUNICIPAL BONDS – 93.1%

ALABAMA – 1.0%

GENERAL – 1.0%

Southeast Alabama Gas Supply District (The), AL, Current Refunding Revenue Bonds, (Series A), 5.00%, 08/01/54	$3,000,000	3,232,356

TOTAL ALABAMA		$3,232,356

ALASKA – 0.6%

HIGHER EDUCATION – 0.6%

University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	1,810,000	1,831,292

TOTAL ALASKA		$1,831,292

ARIZONA – 3.5%

DEVELOPMENT – 0.3%

Chandler Industrial Development Authority, AZ, Revenue Bonds, (Intel Corp. Project), 4.10%, 12/01/37	1,000,000	1,013,738

Industrial Development Authority of the City of Phoenix Arizona, IDA, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	60,000	60,387

TOTAL DEVELOPMENT		$1,074,125

EDUCATION – 1.3%

Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A)

5.00%, 11/01/26	1,000,000	1,034,369

5.00%, 11/01/30	1,000,000	1,063,545

5.00%, 11/01/32	865,000	919,927

La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions – Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	1,100,000	1,116,790

TOTAL EDUCATION		$4,134,631

MEDICAL – 0.8%

Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A)

5.00%, 09/01/34	1,000,000	1,084,599

5.00%, 09/01/35	725,000	783,168

Description	Par Value	Value

5.00%, 09/01/36	$500,000	$538,012

TOTAL MEDICAL		$2,405,779

UTILITIES – 1.1%

Mesa, AZ, Utility System Revenue, Current Refunding Revenue Bonds, (Series C), 5.00%, 07/01/36	3,000,000	3,542,238

TOTAL ARIZONA		$11,156,773

CALIFORNIA – 0.9%

AIRPORT – 0.9%

City of Los Angeles Department of Airports, CA, Current Refunding Revenue Bonds, (Series B), 5.00%, 05/15/32	800,000	837,935

City of Los Angeles Department of Airports, CA, Revenue Bonds

4.00%, 05/15/35	600,000	611,435

4.00%, 05/15/36	800,000	812,321

4.00%, 05/15/37	500,000	506,926

TOTAL CALIFORNIA		$2,768,617

COLORADO – 4.0%

AIRPORT – 0.8%

City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	2,621,650

HIGHER EDUCATION – 0.7%

Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,249,993

MEDICAL – 1.6%

Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, Intermountain Healthcare, 5.00%, 05/15/62	3,000,000	3,198,906

Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49	2,000,000	2,045,229

TOTAL MEDICAL		$5,244,135

MULTIFAMILY HOUSING – 0.3%

Colorado Housing and Finance Authority, CO, Revenue Bonds, (Wintergreen Ridge Apartments Project), , 4.00%, 05/01/41	1,000,000	1,002,374

WATER – 0.6%

City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	1,750,000	1,845,925

TOTAL COLORADO		$12,964,077

CONNECTICUT – 1.9%

GENERAL OBLIGATIONS – 0.8%

State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	2,698,415

July 31, 2024 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

HIGHER EDUCATION – 0.5%

Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	$1,385,000	$1,447,104

MEDICAL – 0.6%

Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1)

4.00%, 07/01/28	785,000	803,076

4.00%, 07/01/29	500,000	513,905

4.00%, 07/01/30	600,000	618,541

TOTAL MEDICAL		$1,935,522

TOTAL CONNECTICUT		$6,081,041

DISTRICT OF COLUMBIA – 1.2%

GENERAL – 0.7%

Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A)

5.00%, 10/01/30	610,000	674,205

5.00%, 10/01/31	875,000	964,575

5.00%, 10/01/32	500,000	550,472

TOTAL GENERAL		$2,189,252

TRANSPORTATION – 0.5%

Washington Metropolitan Area Transit Authority, DC, Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,564,103

TOTAL DISTRICT OF COLUMBIA		$3,753,355

FLORIDA – 4.2%

AIRPORT – 0.3%

Greater Orlando Aviation Authority, FL, Airport System Revenue Bonds, (Series A), 5.00%, 10/01/26	1,000,000	1,034,535

GENERAL OBLIGATIONS – 0.6%

State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	2,046,249

HIGHER EDUCATION – 1.5%

Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project)

5.00%, 04/01/28	750,000	794,458

5.00%, 04/01/30	750,000	790,672

5.00%, 04/01/31	750,000	790,147

5.00%, 04/01/33	750,000	786,991

Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	1,600,000	1,651,105

TOTAL HIGHER EDUCATION		$4,813,373

HOUSING – 0.3%

Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project), (Series A) 5.00%, 02/01/25	500,000	503,636

Description	Par Value	Value

5.00%, 02/01/26	$500,000	$510,536

TOTAL HOUSING		$1,014,172

MEDICAL – 0.7%

Lakeland, FL, Refunding Revenue Bonds, (Lakeland Regional Health Systems), (Series S), 5.00%, 11/15/42	2,000,000	2,190,019

MULTIFAMILY HOUSING – 0.8%

Miami-Dade County Housing Finance Authority, FL, Revenue Bonds, (HUD SECT 8), 5.00%, 10/01/26	2,500,000	2,543,504

TOTAL FLORIDA		$13,641,852

GEORGIA – 4.1%

GENERAL – 3.5%

Georgia Local Government, GA, Certificates of Participation, (Grantor Trust), (Series A), (NATL), 4.75%, 06/01/28	3,789,000	3,858,118

Main Street Natural Gas, Inc., GA, Revenue Bonds, (Series B), 5.00%, 07/01/53	1,000,000	1,066,116

Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series A)

4.00%, 07/01/52	3,000,000	3,023,658

5.00%, 06/01/53	3,000,000	3,174,035

TOTAL GENERAL		$11,121,927

TRANSPORTATION – 0.6%

Georgia Ports Authority, GA, Revenue Bonds

4.00%, 07/01/37	1,000,000	1,037,689

4.00%, 07/01/39	1,000,000	1,026,199

TOTAL TRANSPORTATION		$2,063,888

TOTAL GEORGIA		$13,185,815

IDAHO – 0.9%

HIGHER EDUCATION – 0.9%

Idaho Housing & Finance Association, ID, Current Refunding Revenue Bonds, (The College of IDAHO Project), 5.00%, 11/01/33	3,000,000	3,058,343

TOTAL IDAHO		$3,058,343

ILLINOIS – 6.4%

GENERAL – 1.9%

Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), Prerefunded/ETM, 7.00%, 07/01/26	3,360,000	3,519,615

Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	1,450,000	1,651,547

Sales Tax Securitization Corp., IL, Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/28	1,000,000	1,060,352

TOTAL GENERAL		$6,231,514

GENERAL OBLIGATIONS – 4.0%

Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 01/01/32	3,000,000	3,212,536

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

State of Illinois, IL, GO Unlimited, Current Refunding, (Series A)

5.00%, 10/01/29	$2,000,000	$2,135,744

5.00%, 10/01/33	1,000,000	1,056,025

State of Illinois, IL, (Series C), 5.00%, 06/15/41	3,000,000	3,270,287

State of Illinois, IL, GO Unlimited, (Series D), 5.00%, 11/01/28	3,000,000	3,151,556

TOTAL GENERAL OBLIGATIONS		$12,826,148

TRANSPORTATION – 0.5%

Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,539,360

TOTAL ILLINOIS		$20,597,022

INDIANA – 2.1%

DEVELOPMENT – 2.1%

Whiting, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44	6,500,000	6,637,355

TOTAL INDIANA		$6,637,355

IOWA – 1.0%

EDUCATION – 1.0%

Waterloo Community School District Infrastructure Sales Services & Use Tax, IA, Revenue Bonds, (AGM), 4.00%, 07/01/29	3,000,000	3,080,691

TOTAL IOWA		$3,080,691

KENTUCKY – 2.5%

GENERAL – 2.5%

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series A)

4.00%, 08/01/52	3,000,000	3,005,399

5.00%, 05/01/55	1,000,000	1,060,116

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50	4,000,000	4,022,548

TOTAL KENTUCKY		$8,088,063

MARYLAND – 0.8%

AIRPORT – 0.8%

Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B)

5.00%, 08/01/28	730,000	769,542

5.00%, 08/01/29	500,000	532,961

5.00%, 08/01/30	515,000	553,624

5.00%, 08/01/31	650,000	705,175

TOTAL MARYLAND		$2,561,302

MASSACHUSETTS – 1.2%

MEDICAL – 0.3%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,025,399

Description	Par Value	Value

STUDENT LOAN – 0.9%

Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Series B)

5.00%, 07/01/33	$1,800,000	$1,909,162

4.25%, 07/01/44	1,000,000	971,165

TOTAL STUDENT LOAN		$2,880,327

TOTAL MASSACHUSETTS		$3,905,726

MICHIGAN – 2.4%

AIRPORT – 0.2%

Gerald R Ford International Airport Authority, MI, Revenue Bonds, (CNTY GTD) , 5.00%, 01/01/41	500,000	547,835

MULTIFAMILY HOUSING – 0.7%

Michigan State Housing Development Authority, MI, Revenue Bonds, (Clark Road Senior Apartment Project), 4.50%, 12/01/42	2,150,000	2,183,474

SCHOOL DISTRICT – 1.0%

Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax

4.00%, 05/01/33	1,330,000	1,345,714

4.00%, 05/01/34	1,000,000	1,007,928

Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	1,030,779

TOTAL SCHOOL DISTRICT		$3,384,421

WATER – 0.5%

Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AGC-ICC FGIC) AGC, 5.50%, 07/01/29	125,000	130,054

Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Local Government Loan Program), (Series C), 5.00%, 07/01/34	1,450,000	1,468,373

TOTAL WATER		$1,598,427

TOTAL MICHIGAN		$7,714,157

MINNESOTA – 1.6%

GENERAL OBLIGATIONS – 0.6%

State of Minnesota, MN, GO Unlimited, AD Valorem Property Tax, (Series A), 4.00%, 09/01/38	2,000,000	2,077,096

MEDICAL – 1.0%

Rochester, MN, Current Refunding Revenue Bonds, (Mayo Clinic), 4.00%, 11/15/39	3,000,000	3,131,235

TOTAL MINNESOTA		$5,208,331

NEVADA – 1.3%

GENERAL OBLIGATIONS – 1.3%

Las Vegas Valley Water District, NV, GO Limited, AD Valorem Property Tax, (Series A), 4.00%, 06/01/46	1,250,000	1,241,798

July 31, 2024 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Las Vegas Valley Water District, NV, GO Limited, Current Refunding, AD Valorem Property Tax, (Series C), 4.00%, 06/01/37	$3,000,000	$3,110,401

TOTAL NEVADA		$4,352,199

NEW JERSEY – 4.0%

GENERAL – 2.5%

Garden State Preservation Trust, NJ, Revenue Bonds, (2005 Series A), (AGM), 5.75%, 11/01/28	3,000,000	3,166,458

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System)

5.00%, 12/15/28	1,135,000	1,227,127

5.00%, 12/15/34	3,000,000	3,196,428

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Transportation System), 5.00%, 12/15/32	500,000	543,612

TOTAL GENERAL		$8,133,625

HIGHER EDUCATION – 0.3%

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,042,181

SCHOOL DISTRICT – 0.3%

Newark Board of Education, NJ, GO Unlimited, AD Valorem Property Tax, (Sustainability Bonds), (BAM)

5.00%, 07/15/28	250,000	266,434

5.00%, 07/15/29	250,000	269,870

5.00%, 07/15/30	250,000	272,966

TOTAL SCHOOL DISTRICT		$809,270

STUDENT LOAN – 0.9%

New Jersey Higher Education Student Assistance Authority, NJ, Current Refunding Revenue Bonds, (Series B)

5.00%, 12/01/26	2,000,000	2,058,254

4.00%, 12/01/44	1,000,000	960,614

TOTAL STUDENT LOAN		$3,018,868

TOTAL NEW JERSEY		$13,003,944

NEW YORK – 5.6%

AIRPORT – 1.7%

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series)

4.00%, 03/15/30	1,000,000	1,012,610

5.00%, 09/15/31	2,500,000	2,604,014

Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (222nd Series), (BAM-TCRS), 4.00%, 07/15/39	1,840,000	1,870,709

TOTAL AIRPORT		$5,487,333

DEVELOPMENT – 1.1%

New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	3,000,000	3,487,270

Description	Par Value	Value

GENERAL – 1.4%

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	$2,500,000	$2,551,675

New York State Urban Development Corp., NY, Revenue Bonds, Personal Income Tax, (Series A), 4.00%, 03/15/38	2,005,000	2,044,260

TOTAL GENERAL		$4,595,935

GENERAL OBLIGATIONS – 1.1%

New York City, NY, GO Unlimited, AD Valorem Property Tax, (Series A)

5.00%, 09/01/36	1,600,000	1,800,870

4.00%, 08/01/37	1,500,000	1,540,093

TOTAL GENERAL OBLIGATIONS		$3,340,963

HIGHER EDUCATION – 0.3%

Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	990,000	1,042,999

TOTAL NEW YORK		$17,954,500

NORTH CAROLINA – 1.9%

POWER – 1.5%

North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	4,642,578

TRANSPORTATION – 0.4%

North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 01/01/32	1,250,000	1,342,375

TOTAL NORTH CAROLINA		$5,984,953

OHIO – 4.1%

GENERAL OBLIGATIONS – 0.7%

State of Ohio, OH, GO Unlimited, Public Improvements, (Series A)

5.00%, 03/01/34	1,000,000	1,159,248

5.00%, 03/01/35	1,000,000	1,155,629

TOTAL GENERAL OBLIGATIONS		$2,314,877

HIGHER EDUCATION – 1.0%

Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,082,994

Ohio State University (The), OH, Revenue Bonds, (Series A), (Multiyear Debt ISS), 4.00%, 12/01/43	2,000,000	2,015,188

TOTAL HIGHER EDUCATION		$3,098,182

MEDICAL – 1.4%

Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	3,035,000	3,175,139

State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), 4.00%, 01/01/34	1,250,000	1,266,830

TOTAL MEDICAL		$4,441,969

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

POWER – 1.0%

American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), (Series A), 5.00%, 02/15/32	$3,000,000	$3,276,159

TOTAL OHIO		$13,131,187

OKLAHOMA – 1.6%

GENERAL – 1.4%

Canadian County Educational Facilities Authority, OK, Revenue Bonds, (Mustang Public Schools Project), (Series A), 5.25%, 09/01/34	3,000,000	3,410,882

Oklahoma County Finance Authority, OK, Revenue Bonds, (Midwest City-Del City Public Schools Project), (BAM), 5.00%, 10/01/40	1,000,000	1,114,484

TOTAL GENERAL		$4,525,366

POWER – 0.2%

Grand River Dam Authority, OK, Refunding Revenue Bonds, (Series A), 5.00%, 06/01/41	600,000	676,301

TOTAL OKLAHOMA		$5,201,667

OREGON – 0.3%

GENERAL – 0.3%

Oregon State Lottery, OR, Revenue Bonds, (Series A), (MORAL OBLG), 5.00%, 04/01/39	1,000,000	1,140,228

TOTAL OREGON		$1,140,228

PENNSYLVANIA – 8.7%

AIRPORT – 1.4%

Allegheny County Airport Authority, PA, Revenue Bonds, (Series A)

5.00%, 01/01/28	1,500,000	1,568,223

4.00%, 01/01/38	1,500,000	1,502,665

Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,550,954

TOTAL AIRPORT		$4,621,842

GENERAL – 1.9%

Delaware Valley Regional Finance Authority, PA, Refunding Revenue Bonds, (Series A), 4.00%, 03/01/35	3,000,000	3,060,809

Sports & Exhibition Authority of Pittsburgh and Allegheny County, PA, Current Refunding Revenue Bonds, (AGM), 5.00%, 02/01/26	2,930,000	3,012,930

TOTAL GENERAL		$6,073,739

HIGHER EDUCATION – 1.9%

Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,047,627

Montgomery County Higher Education and Health Authority, PA, Current Refunding Revenue Bonds, (AICUP Financing Program) , 5.00%, 05/01/35	1,130,000	1,187,358

Description	Par Value	Value

Montgomery County Industrial Development Authority, PA, Revenue Bonds, (AICUP Financing Program – Gwynedd Mercy University Project), 5.25%, 05/01/38	$1,000,000	$1,058,331

Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Ursinus College Project), (Series A)

5.00%, 11/01/25	700,000	706,390

5.00%, 11/01/26	350,000	354,519

5.00%, 11/01/27	600,000	610,657

5.00%, 11/01/28	1,100,000	1,124,325

TOTAL HIGHER EDUCATION		$6,089,207

MEDICAL – 0.9%

Hospitals & Higher Education Facilities Authority of Philadelphia, PA, Current Refunding Revenue Bonds, (AGM), 5.00%, 07/01/35	2,500,000	2,711,939

STUDENT LOAN – 0.2%

Pennsylvania Higher Education Assistance Agency, PA, Revenue Bonds, 4.13%, 06/01/45	500,000	483,656

TOBACCO SETTLEMENT – 0.3%

Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,066,189

TRANSPORTATION – 1.2%

Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,107,936

Pennsylvania Turnpike Commission, PA, Refunding Revenue Bonds, Public Improvements, (Series B)

5.00%, 12/01/35	500,000	571,198

5.00%, 12/01/36	500,000	569,160

5.00%, 12/01/37	500,000	565,283

TOTAL TRANSPORTATION		$3,813,577

WATER – 0.9%

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (First Lien), (Series B), (AGM)

5.00%, 09/01/38	1,250,000	1,420,924

5.00%, 09/01/39	1,000,000	1,130,884

Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 09/01/33	340,000	394,913

TOTAL WATER		$2,946,721

TOTAL PENNSYLVANIA		$27,806,870

SOUTH CAROLINA – 2.5%

MEDICAL – 0.6%

South Carolina Jobs-Economic Development Authority, SC, Revenue Bonds, (Novant Health Obligated Group), 5.00%, 11/01/34	1,750,000	2,013,543

July 31, 2024 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

TOBACCO SETTLEMENT – 1.9%

Tobacco Settlement Revenue Management Authority, SC, Revenue Bonds, (Series B), Prerefunded/ETM, 6.38%, 05/15/30	$5,250,000	$6,042,647

TOTAL SOUTH CAROLINA		$8,056,190

TENNESSEE – 0.9%

AIRPORT – 0.4%

Memphis-Shelby County Airport Authority, TN, Revenue Bonds, (Series A), 5.00%, 07/01/32	1,100,000	1,190,802

GENERAL OBLIGATIONS – 0.5%

Metropolitan Government of Nashville & Davidson County, TN, GO Unlimited, Refunding Notes, AD Valorem Property Tax, (Series A), 4.00%, 01/01/37	1,515,000	1,576,398

TOTAL TENNESSEE		$2,767,200

TEXAS – 11.8%

AIRPORT – 0.7%

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	1,029,139

Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series B), 5.00%, 11/01/38	1,000,000	1,135,373

TOTAL AIRPORT		$2,164,512

EDUCATION – 0.7%

Arlington Higher Education Finance Corp., TX, Revenue Bonds, (Trinity Basin Preparatory, Inc.), (PSF-GTD)

5.00%, 08/15/39	500,000	559,373

5.00%, 08/15/40	500,000	555,146

Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools), 5.00%, 08/15/29	1,000,000	1,071,063

TOTAL EDUCATION		$2,185,582

GENERAL – 0.6%

Dallas, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax

4.00%, 08/15/31	1,000,000	1,000,589

4.00%, 08/15/32	1,000,000	997,033

TOTAL GENERAL		$1,997,622

GENERAL OBLIGATIONS – 3.5%

Dallas, TX, GO Limited, AD Valorem Property Tax, (Series A)

5.00%, 02/15/40	1,250,000	1,384,419

5.00%, 02/15/41	1,000,000	1,102,040

Martin County Hospital District, TX, GO Limited, Current Refunding, AD Valorem Property Tax

4.00%, 04/01/25	100,000	100,476

4.00%, 04/01/26	100,000	100,965

4.00%, 04/01/27	100,000	101,575

4.00%, 04/01/28	535,000	545,773

4.00%, 04/01/29	100,000	102,327

4.00%, 04/01/30	100,000	102,723

4.00%, 04/01/31	350,000	359,590

Description	Par Value	Value

4.00%, 04/01/32	$100,000	$102,105

4.00%, 04/01/33	495,000	502,706

4.00%, 04/01/34	100,000	101,285

4.00%, 04/01/35	100,000	101,140

4.00%, 04/01/36	380,000	382,557

State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	2,125,000	2,201,024

State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	4,021,991

TOTAL GENERAL OBLIGATIONS		$11,312,696

MEDICAL – 0.5%

Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,561,104

MULTIFAMILY HOUSING – 0.3%

El Paso Housing Finance Corp., TX, Revenue Bonds, (HUD SECT 8), 4.50%, 03/01/26	1,000,000	1,005,507

SCHOOL DISTRICT – 2.0%

Hays Consolidated Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/37	1,000,000	1,036,810

Prosper Independent School District, TX, GO Unlimited, (PSF-GTD), 4.00%, 02/15/48	4,000,000	3,895,027

Royal Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund – Guaranteed), 4.00%, 02/15/48	1,475,000	1,439,633

TOTAL SCHOOL DISTRICT		$6,371,470

STUDENT LOAN – 0.7%

Brazos Higher Education Authority, Inc., TX, Revenue Bonds, (Series 1A), 5.13%, 04/01/43	2,295,000	2,395,907

TRANSPORTATION – 2.8%

Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,546,994

Central Texas Turnpike System, TX, Current Refunding Revenue Bonds, (Series C), 5.00%, 08/15/38	3,000,000	3,362,444

Central Texas Turnpike System, TX, Revenue Bonds, (Series C), 5.00%, 08/15/32	1,225,000	1,230,649

Harris TX Toll Road Revenue County, TX, Revenue Bonds, (First Lien), (Series A), 4.00%, 08/15/54	3,000,000	2,870,295

TOTAL TRANSPORTATION		$9,010,382

TOTAL TEXAS		$38,004,782

UTAH – 4.3%

AIRPORT – 1.8%

Salt Lake City, UT, Revenue Bonds, (Series A)

5.00%, 07/01/32	3,000,000	3,131,016

5.00%, 07/01/33	2,500,000	2,604,644

TOTAL AIRPORT		$5,735,660

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MEDICAL – 2.5%

Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM

5.40%, 02/15/28	$2,850,000	$2,873,872

5.13%, 02/15/33	5,135,000	5,172,226

TOTAL MEDICAL		$8,046,098

TOTAL UTAH		$13,781,758

WASHINGTON – 4.9%

GENERAL – 1.6%

Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	5,125,000	5,178,215

MEDICAL – 0.5%

Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	1,779,696

POWER – 1.1%

Energy Northwest, WA, Current Refunding Revenue Bonds, Columbia Generating Station, 5.00%, 07/01/33	3,000,000	3,427,584

SCHOOL DISTRICT – 1.0%

Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,141,355

TRANSPORTATION – 0.7%

Port of Seattle, WA, Revenue Bonds, 5.00%, 04/01/29	2,090,000	2,227,982

TOTAL WASHINGTON		$15,754,832

Description	Par Value	Value

WISCONSIN – 0.9%

MEDICAL – 0.3%

Public Finance Authority, WI, Revenue Bonds, (The Obligated Group of National Senior Communities, Inc.)

4.00%, 01/01/32	$500,000	$509,896

4.00%, 01/01/33	500,000	509,735

TOTAL MEDICAL		$1,019,631

POWER – 0.6%

Public Finance Authority, WI, Refunding Revenue Bonds, (Duke Energy Progress Project), (Series P), 3.30%, 10/01/46	1,750,000	1,736,488

TOTAL WISCONSIN		$2,756,119

TOTAL MUNICIPAL BONDS (Cost $309,213,382)		$299,162,597

	Number of Shares

MONEY MARKET FUND – 2.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%^	7,426,075	7,426,075

TOTAL MONEY MARKET FUND (Cost $7,426,075)		$7,426,075

TOTAL INVESTMENTS – 100.7% (Cost $333,416,614)		$323,629,784
OTHER ASSETS LESS LIABILITIES – (0.7)%		(2,362,614)

TOTAL NET ASSETS – 100.0%		$321,267,170

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Exchange-Traded Funds	$17,041,112	$—	$—	$17,041,112
Municipal Bonds	—	299,162,597	—	299,162,597
Money Market Fund	7,426,075	—	—	7,426,075

Total	$24,467,187	$299,162,597	$—	$323,629,784

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

AICUP	Association of Independent Colleges and Universities of Pennsylvania

AMBAC	American Municipal Bond Assurance Corporation

July 31, 2024 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

BAM	Build America Mutual Assurance Company

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

ETF	Exchange-Traded Fund

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

ICC	Insured Custody Certificates

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

SCH BD GTY	School Bond Guaranty

SPDR	Standard & Poor’s Depositary Receipt

TCRS	Tax Credit Reporting Service

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual report.

July 31, 2024 (unaudited)